Schedule of Investments - Virtus Seix Senior Loan ETF

April 30, 2020 (unaudited)

Security Description	Principal	Value

TERM LOANS – 88.7%

Basic Materials – 5.8%
Consolidated Energy Finance SA, 3.29%, (1-Month USD LIBOR + 2.50%), 05/07/25(1)(2)	$99,746	$83,787
Ferro Corp., 3.70%, (3-Month USD LIBOR + 2.25%), 02/14/24(1)	99,746	96,483
INEOS Enterprises Holdings US Finco LLC, 5.11%, (3-Month USD LIBOR + 3.50%), 08/28/26(1)	220,772	208,790
Nouryon USA LLC, 3.86%, (1-Month USD LIBOR + 3.00%), 10/01/25(1)	96,224	87,948
Total Basic Materials		477,008

Communications – 22.6%
Banijay Group US Holding, Inc., 02/24/25(3)	100,000	92,750
CenturyLink, Inc., 2.65%, (1-Month USD LIBOR + 2.25%), 03/15/27(1)	149,625	142,153
Charter Comm Operating LLC, 2.16%, (1-Month USD LIBOR + 1.75%), 02/01/27(1)	358,848	346,289
Cincinnati Bell, Inc., 10/02/24(3)	249,367	245,887
iHeartCommunications, Inc., 3.40%, (1-Month USD LIBOR + 3.00%), 05/01/26(1)	99,750	90,024
Iridium Satellite LLC, 4.75%, (1-Month USD LIBOR + 3.75%), 11/04/26(1)	75,000	74,281
MediArena Acquisition BV, 10.44%, (3-Month USD LIBOR + 9.00%), 08/13/22(1)	50,000	48,250
Numericable U.S. LLC, 3.15%, (1-Month USD LIBOR + 2.75%), 07/31/25(1)	99,487	91,653
Telenet Financing USD LLC, 2.81%, (1-Month USD LIBOR + 2.00%), 04/30/28(1)	100,000	95,625
Terrier Media Buyer, Inc., 5.70%, (3-Month USD LIBOR + 4.25%), 12/17/26(1)	179,550	167,857
T-Mobile USA, Inc., 04/01/27(3)	350,000	348,198
Ziggo Financing Partnership, 3.31%, (1-Month USD LIBOR + 2.50%), 04/30/28(1)	100,000	94,125
Total Communications		1,837,092

Consumer Discretionary – 1.1%
KAR Auction Services, Inc., 2.88%, (1-Month USD LIBOR + 2.25%), 09/21/26(1)	99,251	90,814

Consumer, Cyclical – 5.2%
Bass Pro Group LLC, 6.07%, (3-Month USD LIBOR + 5.00%), 09/25/24(1)	50,000	42,438
CWGS Group LLC, 4.12%, (3-Month USD LIBOR + 2.75%), 11/08/23(1)	49,329	36,997
CWGS Group LLC, 3.50%, (1-Month USD LIBOR + 2.75%), 11/08/23(1)	542	406
Delta Air Lines, Inc., 04/27/23(3)	100,000	99,698
Playtika Holding Corp., 7.07%, (3-Month USD LIBOR + 6.00%), 12/10/24(1)	148,125	146,940
Stars Group Holdings BV, 07/10/25(3)	100,000	99,750
Total Consumer, Cyclical		426,229

Consumer, Non-cyclical – 8.5%
Financial & Risk US Holdings, Inc., 3.65%, (1-Month USD LIBOR + 3.25%), 10/01/25(1)	198,992	195,200
HCA, Inc., 2.15%, (1-Month USD LIBOR + 1.75%), 03/18/26(1)	174,125	170,479
Jaguar Holding Co. II, 08/18/22(3)	200,000	196,637
LifePoint Health, Inc., 4.15%, (1-Month USD LIBOR + 3.75%), 11/16/25(1)	88,619	82,514
WW International, Inc., 5.75%, (1-Month USD LIBOR + 4.75%), 11/29/24(1)	50,000	48,937
Total Consumer, Non-cyclical		693,767

Diversified – 1.1%
First Eagle Holdings, Inc., 3.95%, (3-Month USD LIBOR + 2.50%), 02/01/27(1)	99,750	93,193

Financials – 6.6%
Asurion LLC (fka Asurion Corp.), 6.90%, (1-Month USD LIBOR + 6.50%), 08/04/25(1)	200,000	194,000
LCPR Loan Financing LLC, 5.81%, (1-Month USD LIBOR + 5.00%), 10/15/26(1)	250,000	246,563
VFH Parent LLC, 3.86%, (1-Month USD LIBOR + 3.00%), 03/01/26(1)	100,000	97,275
Total Financials		537,838

Industrials – 13.8%
APi Group DE, Inc., 2.90%, (1-Month USD LIBOR + 2.50%), 10/01/26(1)	149,625	145,260
Berry Global, Inc., 2.83%, (1-Month USD LIBOR + 2.00%), 10/01/22(1)	200,000	195,736
Brookfield WEC Holdings, Inc., 3.40%, (1-Month USD LIBOR + 3.00%), 08/01/25(1)	249,621	237,639
Reynolds Group Holdings, Inc., 02/05/23(3)	250,000	239,168
Ventia Finco Pty Ltd., 5.44%, (3-Month USD LIBOR + 3.50%), 05/21/26(1)	148,875	136,965
WaterBridge Midstream Operating LLC, 6.75%, (6-Month USD LIBOR + 5.75%), 06/22/26(1)	248,750	165,419
Total Industrials		1,120,187

Information Technology – 4.8%
ConvergeOne Holdings Corp., 5.70%, (2-Month USD LIBOR + 5.00%), 01/04/26(1)	148,500	122,141
Dell International LLC / EMC Corp., 2.75%, (1-Month USD LIBOR + 2.00%), 09/19/25(1)	248,750	243,163
Internap Corp., 0.00%, (3-Month USD LIBOR + 0.00%), 04/06/22(1)	99,010	28,960
Internap Corp., 0.00%, (1-Month USD LIBOR + 0.00%), 04/06/22(1)	607	178
Total Information Technology		394,442

Materials – 2.0%
Ascend Performance Materials Operations LLC, 6.70%, (3-Month USD LIBOR + 5.25%), 08/27/26(1)	174,125	160,195

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

April 30, 2020 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)

Media/Telecom - Broadcasting – 1.0%
Gray Television, Inc., 3.49%, (1-Month USD LIBOR + 2.50%), 01/02/26(1)	$85,177	$80,777

Media/Telecom - Telecommunications – 2.3%
Altice Financing S.A., 3.56%, (1-Month USD LIBOR + 2.75%), 07/15/25(1)	197,959	184,411

Technology – 7.9%
GLOBALFOUNDRIES, Inc., 6.25%, (3-Month USD LIBOR + 4.75%), 06/05/26(1)	198,500	182,868
MACOM Technology Solutions Holdings, Inc., 05/17/24(3)	50,000	45,200
MKS Instruments, Inc., 2.15%, (1-Month USD LIBOR + 1.75%), 02/02/26(1)	100,000	96,750
NeuStar, Inc., 4.57%, (3-Month USD LIBOR + 3.50%), 08/08/24(1)	99,489	80,088
NeuStar, Inc., 4.95%, (3-Month USD LIBOR + 3.50%), 08/08/24(1)	256	206
ON Semiconductor Corp., 2.40%, (1-Month USD LIBOR + 2.00%), 09/16/26(1)	99,500	96,400
Science Applications International Corp., 2.28%, (1-Month USD LIBOR + 1.88%), 10/31/25(1)	43,559	42,642
Western Digital Corp., 2.77%, (1-Month USD LIBOR + 1.75%), 04/29/23(1)	100,000	96,750
Total Technology		640,904

Utilities – 6.0%
APLP Holdings LP, 3.50%, (1-Month USD LIBOR + 2.50%), 04/14/25(1)	85,263	82,213
Calpine Corp., 2.66%, (1-Month USD LIBOR + 2.25%), 04/05/26(1)	134,411	129,959
Eastern Power LLC, 4.75%, (2-Month USD LIBOR + 3.75%), 10/02/25(1)	95,000	90,164
Talen Energy Supply LLC, 4.15%, (1-Month USD LIBOR + 3.75%), 07/08/26(1)	199,000	183,080
Total Utilities		485,416

Total Term Loans
(Cost $7,587,542)		7,222,273

FOREIGN BONDS – 3.8%

Communications – 2.6%
Altice France Holding SA, 10.50%, 05/15/27 (Luxembourg)(4)	200,000	216,520

Consumer, Non-cyclical – 1.2%
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22 (Israel)	100,000	95,445

Total Foreign Bonds
(Cost $310,771)		311,965

CORPORATE BONDS – 3.1%

Communications – 2.5%
DISH DBS Corp., 5.13%, 05/01/20	200,000	200,000

Consumer, Non-cyclical – 0.6%
Tenet Healthcare Corp., 8.13%, 04/01/22	50,000	50,612

Total Corporate Bonds
(Cost $247,478)		250,612

TOTAL INVESTMENTS - 95.6%
(Cost $8,145,791)		7,784,850
Other Assets in Excess of Liabilities - 4.4%		356,373
Net Assets - 100.0%		$8,141,223

(1)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2020.
(2)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	The loan will settle after April 30, 2020 at which the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2020, the aggregate value of these securities was $216,520, or 2.7% of net assets.

Abbreviations:
LIBOR — London InterBank Offered Rate
USD — United States Dollar

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

April 30, 2020 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2020.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Term Loans	$—	$7,138,486	$83,787	$7,222,273
Foreign Bonds	—	311,965	—	311,965
Corporate Bonds	—	250,612	—	250,612
Total	$—	$7,701,063	$83,787	$7,784,850

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. The following summarizes inputs (level 3) used as of April 30, 2020:

Balance as of July 31, 2019	$0
Realized gain (loss)	4
Change in unrealized appreciation (depreciation)	(14,524)
Purchases	197,000
Sales	(98,754)
Amortization (accretion)	61
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of April 30, 2020	83,787
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2020:	$—